Income Taxes Narrative (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		$ 439
Operating Loss Carryforwards		5
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax		116	$ 217
Valuation allowance for state net operating loss carryforwards, net of federal income tax effects		(84)	$ (74)
Unrecognized Tax Benefits That Would Impact Effective Tax Rate, Ater Tax		425
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		$ 4
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Other Information		2
Proceeds from Income Tax Refunds		$ 372
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts		372
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		1
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		6
Expiring 2013 to 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		111
Holdco [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax		$ 1
ETE [Member] | Holdco [Member]
Operating Loss Carryforwards [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	60.00%
ETP [Member] | Holdco [Member]
Operating Loss Carryforwards [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	40.00%	100.00%